Submission	Mar. 04, 2026
Submission [Line Items]
Central Index Key	0001828962
Registrant Name	Cricut Inc
Registration File Number
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A